Deferred tax - Deferred tax assets and liabilities (Details) - ZAR (R) R in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities			R 82,658	R 100,067
Deferred tax assets			40,717	28,130
Net deferred tax liability	R (71,937)	R (90,976)	(41,941)	(71,937)	R (90,976)
The gross movement in net deferred tax assets/(liabilities) is as follows:
Beginning of the year	(71,937)	(90,976)
Foreign currency translation differences	(578)	(878)
Credited/(charged) to equity (note 14)	5,596	(59)
Income statement charge (note 28)	24,978	19,976
End of the year	(41,941)	(71,937)
Before offset amounts
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liability	(71,937)	(90,976)	(41,941)	(71,937)	(90,976)
The gross movement in net deferred tax assets/(liabilities) is as follows:
Beginning of the year	(71,937)	(90,976)
Foreign currency translation differences	(578)	(878)
Credited/(charged) to equity (note 14)	(5,596)	59
Income statement charge (note 28)	(24,978)	(19,976)
End of the year	(41,941)	(71,937)
Before offset amounts | Capital allowances for tax purposes
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities			42,828	33,616	27,603
The gross movement in net deferred tax assets/(liabilities) is as follows:
Foreign currency translation differences	(27)	0
Credited/(charged) to equity (note 14)	0	0
Income statement charge (note 28)	9,185	6,013
Before offset amounts | Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities			57,084	49,807	39,088
The gross movement in net deferred tax assets/(liabilities) is as follows:
Foreign currency translation differences	2	2
Credited/(charged) to equity (note 14)	0	0
Income statement charge (note 28)	7,279	10,721
Before offset amounts | Pre-payments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities			2,857	2,815	1,970
The gross movement in net deferred tax assets/(liabilities) is as follows:
Foreign currency translation differences	26	0
Credited/(charged) to equity (note 14)	0	0
Income statement charge (note 28)	68	845
Before offset amounts | Deferred foreign currency gains
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities			33,858	61,616	87,878
The gross movement in net deferred tax assets/(liabilities) is as follows:
Foreign currency translation differences	(323)	0
Credited/(charged) to equity (note 14)	237	(428)
Income statement charge (note 28)	(28,318)	(25,834)
Before offset amounts | Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities			887	1,106	1,268
The gross movement in net deferred tax assets/(liabilities) is as follows:
Foreign currency translation differences	324	(1)
Credited/(charged) to equity (note 14)	0	0
Income statement charge (note 28)	105	(163)
Before offset amounts | Deferred tax liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities			137,514	148,960	157,807
The gross movement in net deferred tax assets/(liabilities) is as follows:
Foreign currency translation differences	2	1
Credited/(charged) to equity (note 14)	237	(428)
Income statement charge (note 28)	(11,681)	(8,418)
Before offset amounts | Revenue received in advance
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets			15,730	14,304	13,166
The gross movement in net deferred tax assets/(liabilities) is as follows:
Foreign currency translation differences	0	0
Credited/(charged) to equity (note 14)	0	0
Income statement charge (note 28)	(1,426)	(1,138)
Before offset amounts | Capital allowances for tax purposes
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets			30,556	22,107	25,609
The gross movement in net deferred tax assets/(liabilities) is as follows:
Foreign currency translation differences	(54)	(24)
Credited/(charged) to equity (note 14)	0	0
Income statement charge (note 28)	(8,503)	3,478
Before offset amounts | Provisions, accruals and lease straight-lining
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets			33,910	28,731	25,617
The gross movement in net deferred tax assets/(liabilities) is as follows:
Foreign currency translation differences	(393)	(381)
Credited/(charged) to equity (note 14)	0	0
Income statement charge (note 28)	(5,572)	(3,495)
Before offset amounts | Assessable losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets			5,892	10,736	1,043
The gross movement in net deferred tax assets/(liabilities) is as follows:
Foreign currency translation differences	(131)	(485)
Credited/(charged) to equity (note 14)	0	0
Income statement charge (note 28)	4,713	(10,178)
Before offset amounts | Share-based payments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets			8,187	0	487
The gross movement in net deferred tax assets/(liabilities) is as follows:
Foreign currency translation differences	0	0
Credited/(charged) to equity (note 14)	(5,833)	487
Income statement charge (note 28)	(2,354)	0
Before offset amounts | Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets			1,298	1,145	909
The gross movement in net deferred tax assets/(liabilities) is as follows:
Foreign currency translation differences	(2)	11
Credited/(charged) to equity (note 14)	0	0
Income statement charge (note 28)	(155)	(225)
Before offset amounts | Deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets			95,573	77,023	R 66,831
The gross movement in net deferred tax assets/(liabilities) is as follows:
Foreign currency translation differences	(580)	(879)
Credited/(charged) to equity (note 14)	(5,833)	487
Income statement charge (note 28)	R (13,297)	R (11,558)
Offset amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities			(54,856)	(48,893)
Deferred tax assets			R (54,856)	R (48,893)